Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

January 31, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the recent most amendment effective January 28, 2025, and filed electronically as Post-Effective Amendment No. 250 to the Trust’s Registration Statement on Form N-1A on January 24, 2025.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC